Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
15.	Derivative Instruments and Hedging Activities

The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at June 30, 2015, the Company was committed to the following foreign currency forward contracts:

			Fair Value /
			Carrying
			Amount
			Of Asset	Expected Maturity
	Contract Amount in	Average	(Liability)	2015	2016	2017
	Foreign Currency	Forward Rate (1)	$	$	$	$
Euro	23,137	0.88	(593)	24,011	2,413	—
Norwegian Kroner	993,500	7.06	(14,809)	55,440	76,728	8,585
Singapore Dollar	22,442	1.36	53	—	16,537	—

			(15,349)	79,451	95,678	8,585

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company enters into cross currency swaps, pursuant to which the Company receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Company’s NOK-denominated bonds due in 2015 through 2020. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2015 through 2020. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2015 through 2020. As at June 30, 2015, the Company was committed to the following cross currency swaps:

					Fair Value /
					Carrying
Notional	Notional	Floating Rate Receivable			Amount of
Amount	Amount	Reference		Fixed Rate	Asset /	Remaining
NOK	USD	Rate	Margin	Payable	(Liability)	Term (years)
700,000	122,800	NIBOR	4.75%	5.52%	(34,288)	0.3
500,000	89,710	NIBOR	4.00%	4.94%	(26,776)	0.6
600,000	101,351	NIBOR	5.75%	7.49%	(28,252)	1.6
700,000	125,000	NIBOR	5.25%	6.88%	(39,938)	1.8
800,000	143,536	NIBOR	4.75%	6.07%	(44,925)	2.6
900,000	150,000	NIBOR	4.35%	6.43%	(40,398)	3.2
1,000,000	162,200	NIBOR	4.25%	6.42%	(40,604)	3.6
1,000,000	134,000	NIBOR	3.70%	5.92%	(9,063)	4.9

					(264,244)

Interest Rate Risk

The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated any of its interest rate swap agreements in its consolidated entities as cash flow hedges for accounting purposes.

As at June 30, 2015, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability)	Weighted- Average Remaining Term	Fixed Interest Rate
		$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	3,203,703	(305,934)	5.8	3.4
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	500,000	(20,550)	0.5	3.1
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	155,000	(1,365)	7.5	2.2
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	155,000	1,958	7.5	3.3
LIBOR-Based Restricted Cash Deposit:
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	255,316	(35,874)	5.5	3.1

			(361,765)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of June 30, 2015, ranged from 0.3% to 3.95%.
(2)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(3)

Interest rate swap with an aggregate principal amount of $180 million is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028. The interest rate swap is subject to mandatory early termination in 2015 whereby the swap will be settled based on its fair value at that time. Interest rate swaps with an aggregate principal amount of $320 million are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.

(4)

During June 2015, as part of its hedging program, Teekay LNG entered into an interest rate swaption agreement whereby it has a one-time option in April 2017 to enter into an interest rate swap at a fixed rate of 3.34% with a third party, and the third party has a one-time option in April 2017 to require Teekay LNG to enter into an interest swap at a fixed rate of 2.15%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in April 2017 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(5)	Principal amount reduces monthly to 70.1 million Euros ($78.1 million) by the maturity dates of the swap agreements.
(6)	Principal amount is the U.S. Dollar equivalent of 229.2 million Euros.

Stock Purchase Warrants

In January 2014, Teekay and Teekay Tankers formed TIL. Teekay and Teekay Tankers invested a total of $50.0 million for an aggregate of 5.0 million shares of TIL’s common stock, representing an initial 20% interest in TIL, as part of a $250 million private placement by TIL. In addition, Teekay and Teekay Tankers received stock purchase warrants entitling them to purchase an aggregate of up to 1.5 million shares of common stock of TIL at a fixed price of $10 per share. Alternatively, if the shares of TIL’s common stock trade on a national stock exchange or over-the-counter market denominated in NOK, Teekay and Teekay Tankers may also exercise their stock purchase warrants at 61.67 NOK per share using a cashless exercise procedure. The estimated fair value of the warrants on issuance was $6.8 million and is included in other income in the consolidated statements of income (loss). The stock purchase warrants vest in four equally sized tranches. If the shares of TIL’s common stock trade on a national stock exchange or over-the-counter market denominated in NOK, each tranche will vest and become exercisable when and if the fair market value of a share of TIL’s common stock equals or exceeds 77.08 NOK, 92.50 NOK, 107.91 NOK and 123.33 NOK, respectively, for such tranche for any ten consecutive trading days. The stock purchase warrants expire on January 23, 2019. The fair value of the stock purchase warrants at June 30, 2015 was $11.1 million. The Company reports the unrealized gains from the stock purchase warrants in realized and unrealized losses on non-designated derivatives in the consolidated statements of income (loss).

Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

				Current
	Prepaids			Portion of
	and	Derivative	Accrued	Derivative	Derivative
	Other	Assets	Liabilities	Liabilities	Liabilities
As at June 30, 2015
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	88	556	—	(13,797)	(2,196)
Interest rate swap agreements	—	6,769	(19,016)	(119,334)	(230,184)
Cross currency swap agreements	—	—	(2,538)	(74,705)	(187,001)
Stock purchase warrants	—	11,051	—	—	—

	88	18,376	(21,554)	(207,836)	(419,381)

As at December 31, 2014
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(14,218)	(4,189)
Interest rate swap agreements	—	5,101	(22,656)	(148,006)	(240,171)
Cross currency swap agreements	—	—	(1,835)	(41,733)	(177,822)
Stock purchase warrants	—	9,314	—	—	—

	—	14,415	(24,491)	(203,957)	(422,182)

As at June 30, 2015, the Company had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts with the same counterparties that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Company’s consolidated balance sheets. As at June 30, 2015, these derivatives had an aggregate fair value asset of nil and an aggregate fair value liability of $496.5 million. As at June 30, 2015, the Company had $77.8 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash on the consolidated balance sheets.

Realized and unrealized gains (losses) and from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized losses on non-designated derivatives in the consolidated statements of income (loss). The effect of the gains and (losses) on derivatives not designated as hedging instruments in the consolidated statements of income (loss) are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(27,205)	(30,755)	(55,094)	(60,245)
Interest rate swap agreement terminations	—	—	—	1,000
Foreign currency forward contracts	(4,232)	110	(9,660)	(1,175)

	(31,437)	(30,645)	(64,754)	(60,420)

Unrealized gains (losses) relating to:
Interest rate swap agreements	83,986	(39,096)	40,326	(64,494)
Foreign currency forward contracts	9,386	(1,926)	3,057	1,125
Stock purchase warrants	1,817	(3,664)	1,737	1,210

	95,189	(44,686)	45,120	(62,159)

Total realized and unrealized gains (losses) on derivative instruments	63,752	(75,331)	(19,634)	(122,579)

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported in foreign currency exchange (loss) gain in the consolidated statements of income. The effect of the gains (losses) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
	$	$	$	$
Realized losses	(3,771)	(144)	(7,934)	(289)
Unrealized gains (losses)	13,501	(24,803)	(42,152)	(11,481)

Total realized and unrealized gains (losses) on cross currency swaps	9,730	(24,947)	(50,086)	(11,770)

The Company is exposed to credit loss if the counterparties to its foreign currency forward contracts, and cross currency and interest rate swap agreements fail to perform; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.